Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current income tax provision (benefit)
Federal		$ 15,947	$ 4,491
State		3,460	550
Current Income Tax Expense (Benefit)		19,407	5,041
Deferred income tax provision (benefit)
Federal	(19,373)	(13,465)	(4,949)
State	(2,169)	(1,508)	(1,133)
Deferred Income Tax Expense (Benefit)	(21,542)	(14,973)	(6,082)
Total income tax expense (benefit)	$ (21,542)	$ 4,434	$ (1,041)